OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-use Assets And Operating Lease Liabilities
OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

NOTE 13 - OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

On April 14, 2021, the Company entered into a five-year lease which began on June 1, 2021, for approximately 8,100 square feet of office and warehouse space in Carlsbad, California, expiring May 31, 2026. Initial lease payments of $13,148 begin on June 1, 2021, and increase by approximately 2.4% annually thereafter. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. During the year ended December 31, 2021, upon adoption of ASC Topic 842, the Company recorded right-of-use assets and lease liabilities of $702,888 for this lease. On February 22, 2023, with an effective date of March 1, 2023, the Company entered into a Sublease for a Single Subleasee Agreement (the “Sublease”) with the landlord and a third party for the office and warehouse in Carlsbad California. Pursuant to the Sublease agreement, the third party will be responsible for all of the Company’s lease obligations through May 31, 2026, the lease termination date. The Company and the subleasee have agreed to work together regarding any existing Company inventory in the facility.

In adopting Topic 842, the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less.

Right-of-use assets are summarized below:

	March 31, 2024	December 31, 2023
Office and warehouse lease	$702,888	$702,888
Less: Accumulated amortization	(365,852)	(330,437)
Right-of-use assets, net	$337,036	$372,451

Operating lease liabilities are summarized as follows:

	March 31, 2024	December 31, 2023
Lease liability	$348,997	$384,382
Less current portion	(151,800)	(147,993)
Long term portion	$197,197	$236,389

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2024 (remaining period)	$129,468
For the year ending December 31, 2025	175,942
For the year ended December 31, 2026	74,030
Total	$379,440
Less: present value discount	(30,443)
Lease liability	$348,997

The Company recorded $29 and $28,701 operating lease expense (after netting off the sublease income) for the three months ended March 31, 2024, and 2023, respectively.

NOTE 13 - OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

On April 14, 2021, the Company entered into a five-year lease which began on June 1, 2021, for approximately 8,100 square feet of office and warehouse space in Carlsbad, California, expiring May 31, 2026. Initial lease payments of $13,148 begin on June 1, 2021, and increase by approximately 2.4% annually thereafter. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. During the year ended December 31, 2021, upon adoption of ASC Topic 842, the Company recorded right-of-use assets and lease liabilities of $702,888 for this lease. On February 22, 2023, with an effective date of March 1, 2023, the Company entered into a Sublease for a Single Subleasee Agreement (the “Sublease”) with the landlord and a third party for the office and warehouse in Carlsbad California. Pursuant to the Sublease agreement, the third party will be responsible for all of the Company’s lease obligations through May 31, 2026, the lease termination date. The Company and the subleasee have agreed to work together regarding any existing Company inventory in the facility.

In adopting Topic 842, the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less.

Right-of- use assets are summarized below:

	December 31, 2023	December 31, 2022
Office and warehouse lease	$702,888	$702,888
Less: Accumulated amortization	(330,437)	(195,182)
Right-of-use assets, net	$372,451	$507,706

Operating lease liabilities are summarized as follows:

	December 31, 2023	December 31, 2022
Lease liability	$384,382	$517,890
Less current portion	(147,993)	(133,508)
Long term portion	$236,389	$384,382

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2024	$171,840
For the year ending December 31, 2025	175,942
For the year ended December 31, 2026	74,030
Total	$421,812
Less: present value discount	(37,430)
Lease liability	$384,382

The Company recorded $33,218 and $196,939 operating lease expense for the years ended December 31, 2023, and 2022, respectively.